Deferred revenue and customer advances (Details) ¥ in Millions, $ in Millions	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 CNY (¥)
Deferred revenue	¥ 25,939		¥ 23,195
Customer advances	22,161		17,168
Total	48,100		40,363
Less: current portion	(45,905)	$ (6,761)	(38,338)
Non-current portion	¥ 2,195	$ 323	¥ 2,025